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RS MONEY MARKET FUND
2002 SEMIANNUAL REPORT


[GOLDEN GATE BRIDGE PHOTO]

[RS INVESTMENTS LOGO]


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TABLE OF CONTENTS

SHAREHOLDER LETTER                                     2

RS MONEY MARKET FUND
  Statement of Assets and Liabilities                  3
  Statement of Operations                              4
  Statement of Changes in Net Assets                   5
  Financial Highlights                                 6
  Notes to Financial Statements                        7

MONEY MARKET MASTER PORTFOLIO
  Schedule of Investments                              9
  Statement of Assets and Liabilities                 12
  Statement of Operations                             13
  Statement of Changes in Net Assets                  14
  Notes to Financial Statements                       15

SHAREHOLDER LETTER

DEAR RS MONEY MARKET FUND SHAREHOLDER*: During the first few months of 2002, the U.S. economy began showing signs of recovery. In response, the Federal Reserve Board (the "Fed") left interest rates unchanged for the first time in twelve months and shifted its risk assessment to a neutral stance. As the reporting period unfolded, however, indications of a slower economy emerged. Despite an annualized economic growth rate of approximately 4.3% in the first half of the year, the economic outlook was uncertain. Consumer spending, which accounts for roughly two thirds of GDP, appeared to have slowed. Capital spending also weakened. Lower expectations about the economic recovery in turn reduced expectations for a tightening in monetary policy. In the face of continued economic weakness, the Fed left its target federal funds rate steady at 1.75%, the discount rate at 1.25%, and moved the bias to neutral.

Early in the reporting period, after seeing a positive consumer confidence report and strength in the manufacturing sector, expectations of Fed tightening were soon priced into the money market yield curve. The Fund purchased one-year securities to capture these aggressive yields, along with one-to-two month securities as a hedge against a strong economic rebound.

The Fund saw strong performance during the reporting period. Not only did the longer-dated purchases capture yields that would compensate for a then potential rate increase beginning early in the third quarter, it also positioned the Fund to benefit from the maturing cash at a time when the expected probability of a rate hike is greater.

Looking ahead, the combination of financial market unrest, slower economic growth, and stable inflation has pushed the probability of tightening into the future. The probability that the Fed will leave rates unchanged through year-end is increasing, and there is even discussion of the potential for further monetary easing. As opportunities arise, we will continue to extend the portfolio while watching for consistent data to signal a true acceleration of economic growth.


* This commentary was prepared by Barclays Global Fund Advisors, the investment advisor to the Money Market Master Portfolio. References in this letter to "the Fund" are to the feeder fund or the Master Portfolio.

     Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. An investment in mutual fund shares involves certain risks, including possible loss of principal. Investments in money market funds, like other mutual funds, are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

     The RS Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interest in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities.

     The information may be used only when preceded or accompanied by a prospectus. Refer to it for more information including the management fees and expenses associated with an ongoing investment. Please read it carefully before investing. To obtain a prospectus, please call 1-800-766-FUND[3863]. This report is submitted for the information of shareholders of the RS Funds. PFPC Distributors, Inc., distributor, 08/02.


                                       2

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RS MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
AS OF 6/30/02 (UNAUDITED)

ASSETS
  Investments:
  Investment in Money Market Master Portfolio ("Master Portfolio"), at market value (note 1) $ 95,347,101
  TOTAL ASSETS                                                                                 95,347,101
                                                                                              -----------
  LIABILITIES
  Payables:
  Distribution to shareholders                                                                    143,422
  Due to RS Investment Management (note 2)                                                         17,062
  Accrued expenses                                                                                  9,663
  TOTAL LIABILITIES                                                                               170,147
                                                                                              -----------
  NET ASSETS                                                                                 $ 95,176,954
                                                                                              -----------
  NET ASSETS CONSIST OF:
  Paid-in capital                                                                              95,174,730
  Undistributed net realized gain on investments                                                    2,224
                                                                                              -----------
  NET ASSETS                                                                                 $ 95,176,954
                                                                                              -----------
  Shares Outstanding                                                                           95,174,730
                                                                                              -----------
  Net Asset Value and Offering Price per Share                                               $       1.00
                                                                                              -----------


  The accompanying notes are an integral part of these financial statements.

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RS MONEY MARKET FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED 6/30/02 (UNAUDITED)

  NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO

  Interest                                                                                    $1,181,837
  Expenses                                                                                      (58,751)
                                                                                              -----------
  NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                                        1,123,086
                                                                                              -----------
  FUND EXPENSES (note 2)
  Distribution fees                                                                              101,391
  Transfer agent fees                                                                             48,476
  Administration fee                                                                              47,213
  Offering costs                                                                                  34,671
  Fund accounting and administration fees                                                         27,733
  Registration costs                                                                              17,771
  Professional fees                                                                               13,508
  Shareholder reports                                                                             10,346
  Trustees' fees and expenses                                                                      2,627
  Other expense                                                                                    4,444
                                                                                              -----------
  TOTAL EXPENSES                                                                                 308,180
  Less: Fees reimbursed by RS Investment Management (note 2)                                    (14,518)
                                                                                              -----------
  TOTAL EXPENSES, NET                                                                            293,662
                                                                                              -----------
  NET INVESTMENT INCOME                                                                          829,424
                                                                                              -----------
  REALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
  Net realized gain                                                                                  292
  NET GAIN ON INVESTMENTS                                                                            292
                                                                                              -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $829,716
                                                                                              -----------


  The accompanying notes are an integral part of these financial statements.

                                       4

  CALL 1-800-766-FUND

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STATEMENTS OF CHANGES IN NET ASSETS
SIX-MONTH-ENDED NUMBERS ARE UNAUDITED

                                                                         FOR THE SIX MONTHS          FOR THE PERIOD ENDED
                                                                            ENDED 6/30/02                    12/31/01*

  OPERATIONS
  Net investment income                                                   $       829,424             $      2,575,140
  Net realized gain                                                                   292                        1,932
                                                                           --------------            -----------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            829,716                    2,577,072
                                                                           --------------            -----------------
  DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                                         (829,424)                  (2,575,140)
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (829,424)                  (2,575,140)
                                                                           --------------            -----------------
  CAPITAL SHARE TRANSACTIONS
  Net proceeds from shares sold                                             2,512,268,855                4,701,534,090
  Reinvestment of dividends and distributions                                     526,268                    2,183,732
  Cost of shares redeemed                                                 (2,709,256,855)              (4,412,081,360)
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS                                                             (196,461,732)                  291,636,462
                                                                           --------------            -----------------
  NET INCREASE (DECREASE) IN NET ASSETS                                     (196,461,440)                  291,638,394
                                                                           --------------            -----------------
  NET ASSETS
  Beginning of period                                                         291,638,394                            -
  End of period                                                               $95,176,954                 $291,638,394
                                                                           --------------            -----------------
  OTHER INFORMATION:
  SHARES
  Sold                                                                      2,512,268,855                4,701,534,090
  Reinvested                                                                      526,268                    2,183,732
  Redeemed                                                                (2,709,256,855)              (4,412,081,360)
  NET INCREASE (DECREASE) IN SHARES OUTSTANDING                             (196,461,732)                  291,636,462
                                                                           --------------            -----------------

  * Operations commenced May 7, 2001


The accompanying notes are an integral part of these financial statements.

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RS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                           SIX MONTHS
                                                                                              ENDED                PERIOD
                                                                                            6/30/02                ENDED
                                                                                          (UNAUDITED)(2)        12/31/01(1,2)
  NET ASSET VALUE, BEGINNING OF PERIOD                                                         $   1.00           $   1.00
                                                                                               --------           ---------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                            0.01               0.02
  Total Income from Investment Operations                                                          0.01               0.02
                                                                                               --------           ---------
  LESS DISTRIBUTIONS
  From net investment income                                                                      (0.01)             (0.02)
  Total Distributions                                                                             (0.01)             (0.02)
                                                                                               --------           ---------
  NET ASSET VALUE, END OF PERIOD                                                                  $1.00              $1.00
                                                                                               --------           ---------
  TOTAL RETURN                                                                                     0.71%              1.90%
                                                                                               --------           ---------
  RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                                             $ 95,177           $291,638
  Net ratio of expenses to average net assets                                                      0.60%              0.60%
  Gross ratio of expenses to average net assets                                                    0.63%              0.65%
  Net ratio of net investment income to average net assets                                         1.43%              2.73%
  Gross ratio of net investment income to average net assets                                       1.40%              2.68%

(1)    Operations commenced May 7, 2001.

(2)    Ratios have been annualized, except for total return.

The accompanying notes are an integral part of these financial statements.

                                       6
CALL 1-800-766-FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RS Money Market Fund (the "Fund") is a diversified series of RS Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was established as a Massachusetts business trust organized pursuant to an Agreement and Declaration of Trust on May 11, 1987.

The Fund commenced operations on May 7, 2001.

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

a. INVESTMENT POLICY AND SECURITY VALUATION The Fund invests substantially all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has an investment objective and investment policies that are substantially similar to those of the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (4.48% as of June 30, 2002).

The method by which the Master Portfolio values its securities is discussed in
Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

b. SECURITY TRANSACTIONS AND INCOME RECOGNITION The Fund records daily its proportionate interest in the net investment income and realized and unrealized gains and losses of the Master Portfolio.

c. FEDERAL INCOME TAXES The Fund is treated as a separate entity for federal income tax purposes. It is the intention of the Trust that the Fund qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes.

d. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

NOTE 2 TRANSACTIONS WITH AFFILIATES

a. ADVISORY FEES AND EXPENSE LIMITATIONS The Fund has entered into an Investment Advisory Agreement with RS Investment Management, L.P. ("RS Investments"), pursuant to which RS Investments would manage the und's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master

                                       7

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RS MONEY MARKET FUND

Portfolio. Under that Agreement, the Fund would pay fees to RS Investments monthly at the annual rate of 0.10% of the Fund's average daily net asset value. RS Investments will not receive any fees under that agreement so long as the Fund continues to invest substantially all of its assets in the Master Portfolio or in another investment company.

The Fund has entered into an Administrative Services Agreement with RS Investments pursuant to which RS Investments is entitled to receive a monthly fee at an annual rate of 0.12% of the Fund's average daily net assets.

RS Investments has agreed to reduce its compensation to the extent the Fund's total ordinary operating expenses (excluding interest and extraordinary expenses) exceed 0.60% of the average daily net assets of the Fund. For the six months ended June 30, 2002, RS Investments reimbursed the Fund $14,518 for expenses pursuant to this agreement.

RS Investments may recoup reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. At June 30, 2002, the balance of recoupable expenses for the Fund is:

    2001             2002           Total
$28,635           $14,518         $43,153

b. COMPENSATION OF TRUSTEES AND OFFICERS Trustees and officers of the Fund who are interested persons, as defined by the 1940 Act, of the Trust receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined by the 1940 Act, did collectively receive compensation and remuneration of expenses for the six months ended June 30, 2002.

c. DISTRIBUTION FEES PFPC Distributors is the principal underwriter of the Fund's shares. To compensate PFPC Distributors for the services it provides and for the expenses it bears in connection with the distribution of the Fund's shares, the Fund may make payments to PFPC Distributors under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund may pay PFPC Distributors compensation, accrued daily and paid monthly, at a rate of 0.25% of the Fund's average daily net assets. The Fund currently makes no payments under the Distribution Plan but may do so in the future.

NOTE 3 CAPITAL SHARES As of June 30, 2002, there was an unlimited number of shares authorized for issuance by the Fund. Transactions in shares for the Fund are shown in detail in the Statement of Changes in Net Assets.

CALL 1-800-766-FUND

MONEY MARKET MASTER PORTFOLIO



SCHEDULE OF INVESTMENTS 6/30/02 (UNAUDITED)

SECURITY                                FACE AMOUNT                          VALUE
CERTIFICATES OF DEPOSIT  12.46%
Bank of Nova Scotia
  2.96%, 03/28/03                       $20,000,000                   $ 19,992,669
Bayerische Hypo-Und Vereinsbank AG
  2.20%, 10/08/02                        10,000,000                     10,000,000
Canadian Imperial Bank
  1.82%, 07/30/02                        30,000,000                     30,000,000
  2.52%, 05/14/03                        15,000,000                     14,982,501
Chase Manhattan Bank USA
  1.81%, 10/18/02                        15,000,000                     15,000,000
  1.82%, 10/21/02                        15,000,000                     15,000,000
Comerica Bank
  3.71%, 09/17/02                        10,000,000                     10,003,002
Commerzbank AG
  1.87%, 11/25/02                        40,000,000                     40,001,642
Deutsche Bank AG
  1.79%, 07/24/02                        20,000,000                     20,000,000
Dresdner Bank AG
  2.04%, 09/09/02                        10,000,000                      9,999,802
  2.53%, 10/15/02                        10,000,000                     10,015,503
Societe Generale
  3.88%, 07/29/02                        15,000,000                     14,996,843
Toronto-Dominion Bank
  2.04%, 11/13/02                        10,000,000                     10,000,000
UBS AG
  2.78%, 03/17/03                        10,000,000                     10,000,000
  3.81%, 07/29/02                        20,000,000                     20,032,379
World Savings Bank
  1.78%, 07/08/02                        15,000,000                     14,999,925
                                                                      ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost: $265,024,266)                                                 265,024,266
                                                                      ============
COMMERCIAL PAPER  50.30%
Amstel Funding Corp.
  1.83%, 07/31/02                        20,000,000                     19,967,378
  1.83%, 09/11/02                        10,000,000                      9,962,383
  1.84%, 08/26/02                        10,000,000                      9,970,356
  1.92%, 07/11/02                        10,000,000                      9,993,600
  1.93%, 07/05/02                        10,000,000                      9,996,783
  1.95%, 07/05/02                        15,000,000                     14,995,125
  2.03%, 11/15/02                        10,000,000                      9,921,619
Banque Generale du Luxembourg
  1.80%, 09/10/02                        25,000,000                     24,908,750
  1.82%, 07/11/02                        20,000,000                     19,987,867
Dorada Finance Inc.
  1.80%, 09/10/02                        20,000,000                     19,927,000
  1.85%, 09/03/02                         4,500,000                      4,484,737
  1.94%, 07/08/02                        10,000,000                      9,995,150
COMMERCIAL PAPER (continued)
Edison Asset Securitization Corp.
  1.95%, 07/08/02                       $ 2,624,000                    $ 2,622,720
Enterprise Funding Corp.
  1.80%, 07/01/02                        25,243,000                     25,240,476
  1.80%, 07/15/02                        25,000,000                     24,980,000
  1.80%, 09/19/02                        11,515,000                     11,467,788
Florens Container Inc.
  1.83%, 07/23/02                        15,000,000                     14,981,700
Formosa Plastics Corp.
  1.82%, 07/24/02                        18,000,000                     17,977,250
Forrestal Funding Corp.
  1.84%, 07/22/02                        10,000,000                      9,988,244
  1.96%, 07/01/02                         9,053,000                      9,052,015
Fortis Funding SA
  1.79%, 07/09/02                         8,000,000                      7,996,022
GE Capital International
  1.86%, 07/10/02                        25,000,000                     24,985,792
  1.94%, 07/02/02                        25,000,000                     24,995,958
  2.00%, 10/29/02                        25,000,000                     24,830,556
General Electric Capital Corp.
  1.78%, 07/22/02                        30,000,000                     29,965,883
  1.93%, 07/08/02                        20,000,000                     19,990,350
  1.93%, 12/10/02                        50,000,000                     49,560,389
  2.06%, 12/17/02                        15,000,000                     14,853,225
Intrepid Funding
  1.80%, 07/22/02                        15,025,000                     15,007,721
  1.80%, 09/18/02                         6,857,000                      6,829,229
K2 USA LLC
  1.92%, 09/03/02                         2,958,000                      2,947,588
  2.04%, 09/09/02                        18,000,000                     17,926,380
Links Finance LLC
  2.00%, 11/27/02                        10,000,000                      9,916,111
Loch Ness LLC
  1.82%, 08/12/02                         9,680,000                      9,658,467
  1.85%, 08/27/02                        31,151,000                     31,056,552
  1.85%, 09/30/02                        10,853,000                     10,801,132
  1.98%, 10/23/02                         4,846,000                      4,815,083
  1.98%, 10/30/02                         8,231,000                      8,175,318
  1.98%, 11/15/02                         9,624,000                      9,550,425
  1.99%, 12/10/02                         5,326,000                      5,277,717
  2.07%, 12/02/02                         5,056,000                      5,010,648
Market Street Funding Corp.
  1.93%, 07/01/02                        25,000,000                     24,997,320
Moat Funding LLC
  1.80%, 07/24/02                         5,465,000                      5,458,169
  1.84%, 09/03/02                        15,000,000                     14,949,400


The accompanying notes are an integral part of these financial statements.


                                       9
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

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS 6/30/02 (UNAUDITED)

SECURITY                                   FACE AMOUNT                          VALUE

COMMERCIAL PAPER (continued)

  1.85%, 07/23/02                          $10,000,000                    $ 9,987,667
  1.88%, 07/08/02                           20,000,000                     19,990,600
  1.90%, 12/05/02                           15,000,000                     14,874,125
Nationwide Building Society
  1.80%, 07/19/02                           15,000,000                     14,985,000
  1.91%, 12/09/02                           10,000,000                      9,913,520
Quincy Capital Corp.
  1.83%, 08/09/02                           27,749,000                     27,691,166
Sigma Finance Inc.
  1.84%, 09/03/02                           10,000,000                      9,966,267
  1.88%, 07/10/02                           10,000,000                      9,994,255
  1.98%, 08/13/02                           10,000,000                      9,975,312
  2.04%, 11/07/02                           20,000,000                     19,851,533
Silver Tower US Funding LLC
  1.81%, 09/24/02                           13,000,000                     12,943,136
  1.84%, 11/18/02                           20,000,000                     19,854,844
  1.89%, 08/23/02                           10,000,000                      9,971,125
Special Purpose Accounts Receivable Corp.
  1.82%, 09/10/02                           16,000,000                     15,940,951
Stellar Funding Group Inc.
  1.84%, 08/30/02                           10,283,000                     10,250,414
  1.84%, 09/03/02                            6,978,000                      6,954,461
  1.85%, 07/15/02                            5,042,000                      5,037,854
  1.85%, 07/22/02                            4,859,000                      4,853,257
  1.85%, 08/21/02                            7,053,000                      7,033,791
  1.85%, 08/29/02                            5,410,000                      5,393,041
  1.85%, 08/30/02                            6,283,000                      6,262,982
  1.87%, 09/20/02                            4,819,000                      4,798,223
  1.95%, 12/12/02                            4,925,000                      4,880,716
Svenska Handelsbanken Inc.
  1.82%, 07/29/02                           20,000,000                     19,969,667
  1.94%, 12/04/02                            4,000,000                      3,965,942
  1.94%, 12/10/02                           18,000,000                     17,840,920
Swedish Export Credit Corp.
  1.80%, 08/15/02                            6,105,000                      6,090,653
Thames Asset Global Securitization Inc.
  1.80%, 07/01/02                            7,665,000                      7,664,233
  1.82%, 09/04/02                            8,691,000                      8,661,562
  1.85%, 08/01/02                            9,189,000                      9,173,417
  1.85%, 11/18/02                           20,000,000                     19,854,056
  1.86%, 11/18/02                           15,000,000                     14,889,950
Variable Funding Capital Corp.
  1.79%, 07/18/02                           20,000,000                     19,981,105
  1.87%, 07/11/02                           20,000,000                     19,987,533
                                                                        -------------
TOTAL COMMERCIAL PAPER
  (Cost: $1,069,459,654)                                                1,069,459,654
                                                                        =============


MEDIUM TERM NOTES  8.49%
Beta Finance Co. Ltd.
  2.54%, 10/16/02                          $15,000,000                   $ 15,000,000
  3.67%, 09/10/02                           15,000,000                     15,000,000
Dorada Finance Inc.
  2.73%, 04/17/03                           25,000,000                     24,996,000
  4.08%, 07/16/02                            5,000,000                      5,000,000
General Electric Capital Corp.
  2.21%, 01/23/03                           10,000,000                     10,000,000
K2 USA LLC
  2.09%, 01/21/03                            5,000,000                      4,997,061
  2.21%, 11/12/02                           10,000,000                     10,000,000
Links Finance LLC
  2.20%, 11/19/02                           15,000,000                     15,000,000
  2.58%, 11/13/02                           15,000,000                     15,000,000
  2.80%, 03/17/03                           20,000,000                     20,000,000
  3.00%, 04/15/03                           15,000,000                     15,000,000
Morgan Stanley Dean Witter & Co.
  7.13%, 01/15/03                           20,000,000                     20,517,280
Sigma Finance Inc.
  4.16%, 08/06/02                           10,000,000                     10,000,000
                                                                         ------------
TOTAL MEDIUM TERM NOTES
  (Cost: $180,510,341)                                                    180,510,341
                                                                         ============
U.S. GOVERNMENT AGENCY OBLIGATIONS  1.17%
Federal National Mortgage Association
  1.77%, 08/07/02                           25,000,000                     24,952,198
                                                                         ------------
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost: $24,952,198)                                            24,952,198
                                                                         ============
VARIABLE & FLOATING RATE NOTES  24.76%
Associates Corp. NA
  1.96%, 06/15/04                           15,000,000                     14,996,792
Associates Manufactured Housing Certificate
  2.07%, 10/15/02                            3,130,788                      3,130,788
Bank of America Corp.
  2.36%, 08/01/02                            2,000,000                      2,000,821
Bank One Corp.
  2.01%, 08/12/02                            2,000,000                      2,000,477
  2.07%, 04/22/03                           50,000,000                     50,093,327
  2.13%, 02/18/03                            5,000,000                      5,008,742
Bank One NA
  2.07%, 09/16/02                           10,000,000                     10,004,138
First Union National Bank
  1.98%, 10/29/02                           30,000,000                     30,005,916
  2.02%, 08/16/02                           10,000,000                     10,001,561
  2.02%, 09/06/02                            2,000,000                      2,000,459
Fleet National Bank
  1.97%, 09/03/02                            1,000,000                      1,000,256
  1.98%, 07/31/02                            3,000,000                      3,000,477


The accompanying notes are an integral part of these financial statements.

                                       10


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

SCHEDULE OF INVESTMENTS 6/30/02 (UNAUDITED)


SECURITY                                   FACE AMOUNT                          VALUE

VARIABLE & FLOATING RATE NOTES (continued)

General Electric Capital Corp.
              1.84%, 05/28/03              $10,000,000                   $ 10,002,732
Goldman Sachs Group Inc.
              2.20%, 01/17/03               12,000,000                     12,016,037
              2.21%, 01/14/03               10,000,000                     10,014,041
              6.60%, 07/15/02                7,600,000                      7,613,602
              7.80%, 07/15/02                5,000,000                      5,011,185
Holmes Financing No. 5 Series 1
              1.85%, 10/15/02               54,000,000                     54,002,188
K2 USA LLC
              1.81%, 02/18/03               10,000,000                      9,999,364
              1.84%, 10/21/02               15,000,000                     15,000,000
              2.68%, 04/25/03               10,000,000                     10,000,000
Key Bank NA
              1.86%, 02/03/03               25,000,000                     25,003,256
              2.10%, 07/02/02               20,500,000                     20,500,110
Links Finance LLC
              1.82%, 06/16/03               10,000,000                      9,999,034
Merrill Lynch & Co. Inc.
              1.82%, 05/02/03               20,000,000                     20,000,000
              2.09%, 07/24/02                4,000,000                      4,000,557
              2.10%, 01/29/03                8,000,000                      8,008,853
Morgan Stanley Dean Witter & Co.
              2.02%, 01/16/03               23,000,000                     23,024,883
              2.08%, 03/13/03               19,790,000                     19,818,022
              2.15%, 01/16/03                6,800,000                      6,807,399
Nationwide Building Society
              1.84%, 02/14/03               50,000,000                     50,000,000
Sigma Finance Inc.
              2.01%, 11/15/02               25,000,000                     24,998,680
Unilever NV
              2.06%, 10/24/02               47,300,000                     47,326,357
                                                                         ------------
TOTAL VARIABLE & FLOATING RATE NOTES
         (Cost: $526,390,054)                                             526,390,054
                                                                         ============
REPURCHASE AGREEMENTS - 2.48%
              Goldman Sachs Tri-Party Repurchase
              Agreement, dated 06/28/02,
              due 07/01/02, with a
              maturity value of
              $25,004,083 and an
              effective yield of 1.96%.    $25,000,000                    $25,000,000
Merrill Lynch Tri-Party Repurchase
              Agreement, dated 06/28/02,
              due 07/01/02, with a
              maturity value of
              $27,708,525 and an
              effective yield of 1.96%.     27,704,000                     27,704,000
                                                                       --------------
TOTAL REPURCHASE AGREEMENTS
              (Cost: $52,704,000)                                          52,704,000
                                                                       ==============
TOTAL INVESTMENTS IN SECURITIES  99.66%
              (Cost $2,119,040,513)                                     2,119,040,513
                                                                       ==============
Other Assets, Less Liabilities  0.34 %                                      7,164,773

NET ASSETS - 100.00%                                                   $2,126,205,286
                                                                       ==============

The accompanying notes are an integral part of these financial statements.

                                       11

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


STATEMENT OF ASSETS AND LIABILITIES
  6/30/02 (unaudited)

  ASSETS
  Investments in securities, at amortized cost (Cost: $2,119,040,513) (note 1)                      $2,119,040,513
  Cash                                                                                                         410
  Receivables:
  Interest                                                                                               7,529,915
                                                                                                    --------------
  TOTAL ASSETS                                                                                       2,126,570,838
                                                                                                    ==============
  LIABILITIES
  Payables:
  Advisory fees (note 2)                                                                                   365,552
                                                                                                    --------------
  TOTAL LIABILITIES                                                                                        365,552
                                                                                                    --------------
  NET ASSETS                                                                                        $2,126,205,286
                                                                                                    ==============

  The accompanying notes are an integral part of these financial statements.

                                       12


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


STATEMENT OF OPERATIONS
  For the Six Months Ended 6/30/02 (unaudited)

  NET INVESTMENT INCOME
  Interest                                                                                             $20,755,189
                                                                                                    --------------
  TOTAL INVESTMENT INCOME                                                                               20,755,189
                                                                                                    ==============
  EXPENSES (note 2)
  Advisory fees                                                                                          1,025,353
                                                                                                    --------------
  TOTAL EXPENSES                                                                                         1,025,353
                                                                                                    ==============
  NET INVESTMENT INCOME                                                                                 19,729,836
                                                                                                    ==============
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale of investments                                                                   4,880
                                                                                                    --------------
  NET GAIN ON INVESTMENTS                                                                                    4,880
                                                                                                    ==============
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $19,734,716
                                                                                                    ==============

  The accompanying notes are an integral part of these financial statements.

                                       13


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

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX MONTHS
                                                                                ENDED 6/30/02   FOR THE YEAR ENDED
                                                                                  (UNAUDITED)             12/31/01
  INCREASE (DECREASE) IN NET ASSETS

  OPERATIONS
  Net investment income                                                          $ 19,729,836         $ 36,484,704
  Net realized gain                                                                     4,880               26,158
                                                                              ---------------      ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             19,734,716           36,510,862
                                                                              ===============      ===============

  INTERESTHOLDER TRANSACTIONS
  Contributions                                                                 4,646,887,628        7,101,626,395
  Withdrawals                                                                  (4,304,899,169)      (5,886,952,331)
                                                                              ----------------      ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM INTERESTHOLDER TRANSACTIONS           341,988,459        1,214,674,064
                                                                              ================     ================
  INCREASE IN NET ASSETS                                                          361,723,175        1,251,184,926
                                                                              ================     ================
  NET ASSETS
  Beginning of period                                                           1,764,482,111          513,297,185
                                                                              ---------------      ---------------
  End of period                                                               $ 2,126,205,286      $ 1,764,482,111
                                                                              ================     ===============



The accompanying notes are an integral part of these financial statements.

                                       14


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


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios:
Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

a. SECURITY VALUATION The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

b. SECURITY TRANSACTIONS AND INCOME RECOGNITION Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

c. FEDERAL INCOME TAXES MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at

                                       15

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

MONEY MARKET MASTER PORTFOLIO

least 90% of the regulated investment company's "investment company taxable income" annually).

d. REPURCHASE AGREEMENT COLLATERAL The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolio at June 30, 2002 were fully collateralized by U.S. Government and Agency obligations as follows:

NOTE 2 AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.









REPURCHASE AGREEMENT COLLATERAL
  (See note 1d above)

Repurchase Agreement                                               U.S. Government and Agency Obligations

                                                                                                         Aggregate
                                                        Interest Rate(s)        Maturity Date(s)      Market Value
  Goldman Sachs Tri-Party                                 6.00 - 8.00%         08/01/11 - 02/01/32     $25,500,001
  Merrill Lynch Tri-Party                                 3.92 - 10.99         12/01/07 - 08/01/38      28,033,337


                                       16

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


MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

NOTE 3 INVESTMENT PORTFOLIO TRANSACTIONS At June 30, 2002, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

NOTE 4 FINANCIAL HIGHLIGHTS Financial highlights for the Master Portfolio were as follows:




FINANCIAL HIGHLIGHTS
  (See note 4 above)

                                             Six Months Ended
                                                      6/30/02      Year Ended    Year Ended   Period Ended   Period Ended
                                                  (unaudited)        12/31/01     12/31/00     12/31/99(1)     2/28/99(2)
  Ratio of expenses to average net assets(3)           0.10 %          0.10 %        0.10 %        0.10 %       0.10 %
  Ratio of net investment income
     to average net assets(3)                          1.94 %          3.66 %        6.43 %        5.23 %       5.17 %
  Total return                                         0.95 %(4)       4.23 %        6.52 %        4.44 %(4)    2.61 %(4)

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
(3) Annualized for periods of less than one year.
(4) Not annualized.

                                       17

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